Debt (Revolving credit facilities) (Details) - Unsecured - USD ($)	1 Months Ended
	Mar. 31, 2018	Feb. 28, 2018
Asia Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 950,000,000.0
Asia Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Spread over reference rate	1.55%
Citi Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 4,000,000,000.0
Citi Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Spread over reference rate		1.50%